Employee Benefits - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Employee benefit expenses related to defined contribution plan	$ 6,342	$ 5,150	$ 6,687